ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2021
ACQUISITIONS
Purchase Price Allocation
Consideration given at fair value:
Note payable, net of discount	$340,000
Accounts payable	157,252
Non-controlling interest	113,333
$610,585

Assets acquired at fair value:
Cash	$460
Accounts receivable	39,034
$39,494
Goodwill	$571,091